Interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Interests In Subsidiaries Tables [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory

Individually significant subsidiaries of

UBS AG as of 31 December 2023
1
Company Registered office Primary business Share capital in million Equity interest accumulated in %
UBS Americas Holding LLC Wilmington, Delaware, USA Group Items USD 2,900.0
2
100.0
UBS Americas Inc. Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Asset Management AG Zurich, Switzerland Asset Management CHF 43.2 100.0
UBS Bank USA Salt Lake City, Utah, USA Global Wealth Management USD 0.0 100.0
UBS Europe SE Frankfurt, Germany Global Wealth Management EUR 446.0 100.0
UBS Financial Services Inc. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Securities LLC Wilmington, Delaware, USA Investment Bank USD 1,283.1
3
100.0
UBS Switzerland AG Zurich, Switzerland Personal & Corporate Banking CHF 10.0 100.0
1 Includes direct

and indirect subsidiaries

of UBS AG.

2 Consists of common

share capital of

USD
1,000

and non-voting preferred

share capital of

USD
2,900,000,000
.

3 Consists of common

share capital of
USD 100,000

and non-voting preferred share capital of USD
1,283,000,000 .

Disclosure Of Investments In Associates And Joint Arrangements Explanatory

Investments in associates and joint ventures
USD m 2023 2022
Carrying amount at the beginning of the year 1,101 1,243
Additions 1 3
Reclassifications 0 (44)
Share of comprehensive income (180) (41)
of which: share of net profit / (loss)
1
(163) 32
of which: share of other comprehensive income
2
(17) (73)
Share of changes in retained earnings (1) 0
Dividends received (35) (31)
Foreign currency translation 97 (30)
Carrying amount at the end of the year 983 1,101
of which: associates 980 1,098
of which: SIX Group AG, Zurich
3
826 954
of which: other associates 154 144
of which: joint ventures 3 3
1 For 2023, consists of negative USD 163 m from associates (for 2022, consists of USD 27 m from associates and USD 5
m from joint ventures).

2 For 2023, consists of negative USD
17 m from associates (for 2022,
consists of negative USD 73
m from associates).

3 In 2023, UBS AG’s legal equity interest amounted to
17%. UBS AG is represented on the Board of Directors.

Disclosure Of Interests In Unconsolidated Structured Entities Explanatory

31.12.23
USD m, except where indicated
Securitization
vehicles
1
Client Vehicles
sponsored by UBS
2
Investment
funds Total
Maximum
exposure to loss
3
Financial assets at fair value held for trading 88 37 7,413 7,538 7,538
Derivative financial instruments 2 147 66 215 215
Loans and advances to customers 0 0 200 200 200
Financial assets at fair value not held for trading 0 0 143 143 143
Financial assets measured at fair value through other
comprehensive income
0 0 0 0 0
Other financial assets measured at amortized cost 188 0 0 188 438
Total assets 278 185 7,821 8,285 8,534
Derivative financial instruments 1 8 590 598 2
Total liabilities 1 8 590 598 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 17
4
2
5
118
6
31.12.22
USD m, except where indicated
Securitization
vehicles
1,2
Client Vehicles
sponsored by UBS
2
Investment
funds Total
Maximum
exposure to loss
3
Financial assets at fair value held for trading 263 2 5,884 6,149 6,149
Derivative financial instruments 3 160 115 278 278
Loans and advances to customers 0 0 119 119 119
Financial assets at fair value not held for trading 0 0 108 108 108
Financial assets measured at fair value through other
comprehensive income
0 0 0 0 0
Other financial assets measured at amortized cost 0 0 2 3 252
Total assets 266 162 6,228 6,657 6,907
Derivative financial instruments 1 35 763 798 2
Total liabilities 1 35 763 798 2
Assets held by the unconsolidated structured entities in which UBS
AG had an interest (USD bn) 39
4
2
5
95
6
1 Includes securities issued by securitization structured entities sponsored by both UBS and third parties.

2 Client vehicles sponsored by UBS are structured entities that do not qualify as a securitization in line with
regulatory requirements and are not

considered an investment fund. Effective

from 31 December 2023,

bonds issued by US government-sponsored

entities included in Group Treasury‘s

HQLA and interests in third-
party funding vehicles of large multi-nationals have been excluded, with prior periods restated. The restatement resulted in a decrease in interests in securitization vehicles of USD
852 m and a decrease in interests in
client vehicles of USD 5,057
m as of 31 December 2022. There was a corresponding decrease in assets held by securitization vehicles in which UBS has an interest of USD
11 bn and a decrease in assets held by client
vehicles in which UBS has an interest of USD 105
bn as of 31 December 2022.

3 For the purpose of this disclosure, maximum exposure to loss amounts do not consider the risk-reducing effects of collateral or other
credit enhancements.

4 Represents the principal amount outstanding.

5 Represents the market value of total assets.

6 Represents the net asset value of the investment funds sponsored by UBS and the carrying amount of UBS’s interests in the investment funds not sponsored by UBS.

UBS AG Subsidiaries
Disclosure Interests In Subsidiaries Tables [Line Items]
Disclosure Of Significant Investments In Subsidiaries Explanatory

Other subsidiaries of UBS AG as of 31

December 2023
Company Registered office Primary business Share capital in million
Equity interest

accumulated in %
UBS Asset Management (Americas) Inc. Wilmington, Delaware, USA Asset Management USD 0.0 100.0
UBS Asset Management (Hong Kong) Limited Hong Kong SAR, China

Asset Management HKD 153.8 100.0
UBS Asset Management Life Ltd London, United Kingdom Asset Management GBP 15.0 100.0
UBS Asset Management Switzerland AG Zurich, Switzerland Asset Management CHF 0.5 100.0
UBS Business Solutions US LLC Wilmington, Delaware, USA Group Items USD 0.0 100.0
UBS Credit Corp. Wilmington, Delaware, USA Global Wealth Management USD 0.0 100.0
UBS Fund Management (Luxembourg) S.A. Luxembourg, Luxembourg Asset Management EUR 13.7 100.0
UBS Fund Management (Switzerland) AG Basel, Switzerland Asset Management CHF 1.0 100.0
UBS (Monaco) S.A. Monte Carlo, Monaco Global Wealth Management EUR 49.2 100.0
UBS O‘Connor LLC Wilmington, Delaware, USA Asset Management USD 1.0 100.0
UBS Realty Investors LLC Boston, Massachusetts, USA Asset Management USD 9.0 100.0
UBS Securities Australia Ltd Sydney, Australia Investment Bank AUD 0.3
1
100.0
UBS Securities Hong Kong Limited Hong Kong SAR, China

Investment Bank HKD 2,841.6 100.0
UBS Securities Japan Co., Ltd. Tokyo, Japan Investment Bank JPY 34,708.7 100.0
UBS SuMi TRUST Wealth Management Co., Ltd. Tokyo, Japan Global Wealth Management JPY 5,165.0 51.0
1 Includes a nominal amount relating to redeemable preference shares.